Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information

	2012 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$18,022	$20,037	$19,592	$19,742
Gross profit	$5,006	$5,454	$5,336	$5,208
Net earnings attributable to PMI	$2,161	$2,317	$2,227	$2,095
Per share data:
Basic EPS	$1.25	$1.36	$1.32	$1.25
Diluted EPS	$1.25	$1.36	$1.32	$1.25
Dividends declared	$0.77	$0.77	$0.85	$0.85
Market price:
— High	$88.86	$91.05	$93.60	$94.13
— Low	$72.85	$81.10	$86.11	$82.10

	2011 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$16,530	$20,234	$20,706	$18,876
Gross profit	$4,496	$5,429	$5,515	$4,979
Net earnings attributable to PMI	$1,919	$2,409	$2,377	$1,886
Per share data:
Basic EPS	$1.06	$1.35	$1.35	$1.08
Diluted EPS	$1.06	$1.35	$1.35	$1.08
Dividends declared	$0.64	$0.64	$0.77	$0.77
Market price:
— High	$65.92	$71.75	$72.74	$79.42
— Low	$55.85	$64.49	$62.32	$60.45

Pre-Tax Charges Recorded in Earnings
During 2012 and 2011, PMI recorded the following pre-tax charges in earnings:

	2012 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$8	$8	$34	$33

	2011 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$16	$1	$43	$49